EARNINGS/ (LOSS) PER ADS - Schedule of Basic and Diluted Earnings Per ADS (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income/(loss) from continuing operations			$ (11,680,155)	$ 5,096,480	$ 3,199,831
Net income from discontinued operations		$ (75,034,506)	0	0	31,257,707
Total net income/(loss)			(11,680,155)	5,096,480	34,457,538
Less: Net income/(loss) attributed to noncontrolling interests			(2,848,932)	3,336,769	0
Total net income/(loss) attributed to ReneSola Ltd			(8,831,223)	1,759,711	34,457,538
Numerator for diluted income/(loss) per ADS for continuing operations			(8,831,223)	1,759,711	3,199,831
Numerator for diluted income/(loss) per ADS for discontinued operations			$ 0	$ 0	$ 31,257,707
Denominator:
Denominator for basic earnings/(loss) per ADS - weighted average number of ADS outstanding	[1]		40,595,551	38,075,293	24,689,929
Dilutive effects of share options, RSUs and warrants			0	0	600
Denominator for diluted calculation - weighted average number of ADS outstanding	[1]		40,595,551	38,075,293	24,690,529
Continuing operations:
Basic earnings/(loss) per ADS from continuing operations			$ (0.22)	$ 0.05	$ 0.13
Diluted earnings/(loss) per ADS from continuing operations			(0.22)	0.05	0.13
Discontinued operations
Basic earnings per ADS from discontinued operations			0.00	0.00	1.27
Diluted earnings per ADS from discontinued operations			$ 0.00	$ 0.00	$ 1.27

[1]	Each American depositary shares (ADS) represents 10 common shares